INCOME TAXES 5 (Details) $ in Millions	Dec. 31, 2015 USD ($)
Unused Domestic NOL Expiring 2032 [Member] | Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 363
Net Operating Loss Carryforward Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	468
Net Operating Loss Carryforward NOLs Unused US State NOLs Expiring Between 2016 And 2035 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	2,800
Net Operating Loss Unused US State NOLs From Excess Tax Deductions Related To Employee Stock Expense [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	222
Net Operating Loss Unused U.S. Federal Consolidated NOLs From Excess Tax Deductions Related To Employee Stock Expense [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	265
Unused NOL Expiring, Starting In 2031 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	4,900
State Tax Credits Expiring Starting in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Unused State General Business Tax Credits	44
Federal Tax Credits Expiring Starting in 2031 [Member] | Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Unused Federal General Business Tax Credits	7
Federal Tax Credits Expiring Starting in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Unused Federal General Business Tax Credits	279
Unused Foreign Tax Credits Starting in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Unused Foreign Tax Credits	$ 58